APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
97.53%	COMMON STOCKS
2.44%	COMMUNICATION SERVICES
	Meredith Corp.	13,375	$192,065
	Vonage Holdings Corp.*	23,829	284,757

			476,822
12.69% CONSUMER DISCRETIONARY
Asbury Automotive Group, Inc.*	2,745	274,912
Group I Automotive Inc.	3,547	298,019
Installed Building Products, Inc.*	2,978	235,590
Marriott Vacations World	3,091	261,684
Meritage Home Corp.*	3,745	371,429
Penn National Gaming Inc.*	8,232	278,653
Scientific Games Corp.*	17,808	312,887
Taylor Morrison Home Corp.*	10,660	249,977
WW International *	7,620	196,444

		2,479,595

3.55% CONSUMER STAPLES
Darling Ingredients Inc.*	8,826	246,510
Sprouts Farmers Market, Inc.*	9,521	251,164
TreeHouse Foods, Inc.*	4,480	196,314

		693,988

2.14% ENERGY
Comstock Resources*	37,806	202,640
EQT Corp.	14,884	216,116

		418,756

13.21% FINANCIALS
Chimera Investment Corp.	20,444	183,792
Encore Capital Group, Inc.*	6,711	245,153
Evercore Inc. - Class A	3,548	196,204
MGIC Investment Corp.	26,068	215,582
Navient Corp.	21,945	174,682
New Residential Investment Corp.	25,049	198,639
NMI Holdings, Inc. - Class A*	14,493	224,931
PennyMac Financial Services, Inc.	7,768	374,884
Radian Group Inc.	13,429	200,361
SLM Corp.	22,356	151,350
Stifel Financial Corp.	4,071	197,362
Victory Capital Holdings, Inc.	12,323	218,733
		2,581,673
22.22% HEALTH CARE

AMN Healthcare Services, Inc.*	2,826	155,261
Amphastar Pharmaceuticals, Inc.*	13,103	262,322
Coherus BioSciences Inc.*	11,799	207,544
Collegium Pharmaceutical, Inc.*	13,786	217,543
Concept Therapeutics Inc.*	17,155	256,467
Emergent BioSolutions, Inc.*	3,677	409,030
The Ensign Group, Inc.	5,959	274,054
Innoviva, Inc.**	19,606	265,563
Inovalon Holdings Inc. Class A*	14,170	333,420
Medpace Holdings, Inc.*	3,129	373,446
NuVasive, Inc.*	3,881	221,760
Premier Inc. Class A	7,725	270,143
Prestige Consumer Healthcare Inc.*	6,495	241,549
Supernus Pharmaceuticals, Inc.*	11,326	252,173
Tenet Healthcare Corp.*	12,748	337,057
United Therapeutics Corp.*	2,374	264,630

		4,341,962

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

	Shares	Fair Value
15.19% INDUSTRIAL
Atkore International Group Inc.*	9,977	266,087
Atlas Air worldwide Holdings*	6,890	358,831
Beacon Roofing Supply Inc.*	10,208	318,081
Brightview Holdings, Inc.*	19,114	231,662
Builders FirstSource, Inc.*	11,744	278,215
Deluxe Corp.	9,561	269,907
GMS Inc.*	10,191	238,775
HD Supply Holdings, Inc.*	6,835	239,909
Herc Holdings, Inc.*	9,987	334,964
Herman Miller, Inc.	9,538	223,475
Steelcase Inc.	19,380	207,947

		2,967,853

16.30% INFORMATION TECHNOLOGY
Avaya Holdings Corp.*	17,087	216,321
Digital Turbine*	22,027	305,735
Diodes Inc.*	4,444	228,644
j2 Global, Inc.*	2,858	162,106
Logmein Inc.	2,784	238,895
Methode Electronics Inc.	7,518	212,008
Rambus Inc.*	17,572	259,363
Sanmina Corp.*	9,368	278,042
Synaptics Inc.*	4,195	335,684
Ultra Clean Holdings, Inc.*	13,082	393,637
Verra Mobility Corp.*	19,279	197,224
Xperi Corp.	19,465	358,935
		3,186,594
3.01% MATERIALS
Element Solutions Inc.*	27,748	301,343
Warrior Met Coal Inc.	18,043	287,245

		588,588
5.30% REAL ESTATE
Corecivic Inc.	19,339	172,310
GEO Group Inc.	18,667	198,430
Global Net Lease, Inc.	14,851	247,269
Office Properties Income Trust	8,638	217,246
Outfront Media Inc.	13,964	201,221

		1,036,476

1.48%	UTILITIES
	Clearway Energy, Inc. - Class C	11,793	289,400
97.53%	TOTAL COMMON STOCKS		$19,061,707
1.78%	EXCHANGE TRADED FUNDS

1.78%	SMALL CAP
	iShares Russell 2000 ETF	900	132,624
	iShares Russell 2000 Growth ETF	1,000	214,080

			346,704

1.78%	TOTAL EXCHANGE TRADED FUNDS		346,704
99.31%	TOTAL INVESTMENTS		19,408,411
0.69%	Other assets, net of liabilities		135,525

100.00%	NET ASSETS		$19,543,936

*Non-income producing

**Effective 7 day yield as of July 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

APPLIED FINANCE EXPLORER FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

Shares	Fair Value

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs		Total

Common Stocks	$19,061,707	$-		$-	$19,061,707
Exchange Traded Fund	346,704	-		-	346,704

Total Investments	$19,408,411	$-		$-	$19,408,411

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,725,734 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$3,982,707
		Gross unrealized depreciation			(300,030)
		Net unrealized appreciation			$3,682,677